OMB Number: 3235-0675

Expires: December 31, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

FIRST HORIZON BANK

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): January 19, 2024

Commission File Number of securitizer: 025-01145

Central Index Key Number of securitizer: 0000930613

Charles T. Tuggle, First Horizon Bank, (901) 523-4444

Mark W. Harris, Blank Rome LLP, (972) 850-1464

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

[ ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST HORIZON BANK

Date: January 19, 2024	By:	/s/ Charles T. Tuggle
Name: Charles T. Tuggle
Title: Executive Vice President*

*Mr. Tuggle is executing in his capacity as Executive Vice President of First Horizon Bank, successor by conversion to First Tennessee Bank National Association, successor by merger to First Horizon Home Loan Corporation, which ceased securitization activities in 2007.